Goodwill and Intangibles (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Goodwill and Intangibles (Details) [Line Items]
Goodwill	$ 5,259		$ 5,259
Amortization expense	$ 80	$ 267
Minimum [Member]
Goodwill and Intangibles (Details) [Line Items]
Intangible assets useful life	4 years
Maximum [Member]
Goodwill and Intangibles (Details) [Line Items]
Intangible assets useful life	20 years
Goodwill [Member]
Goodwill and Intangibles (Details) [Line Items]
Goodwill	$ 5,300		$ 5,300